Stock-Based Compensation - Schedule of Grant-date Fair Value of Stock Options Issued, Presented on a Weighted Average Basis (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	3.08%	1.20%
Expected term	5 years 10 months 24 days	6 years 1 month 6 days
Expected volatility	87.28%	87.67%
Expected dividend yield	0.00%	0.00%